Derivative Instruments and Hedging Activities - Commitment of Foreign Currency Forward Contracts (Detail) - Norwegian Kroner NOK in Thousands, $ in Thousands	Sep. 30, 2017 USD ($) NOK / $	Sep. 30, 2017 NOK NOK / $
Derivative [Line Items]
Average Forward Rate | NOK / $	8.24	8.24
Fair Value / Carrying Amount of Asset (Liability)	$ 537
Expected Maturity, 2017	3,616
Expected Maturity, 2018	$ 12,153
Contract Amount in Foreign Currency
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 130,000